Note 34 (Tables)	6 Months Ended
Jun. 30, 2024
Fee and commission income and expenses [Abstract]
Fee and commission income [Table Text Block]
The breakdown of the balance under these headings in the condensed consolidated income statements is as follows:

Fee and commission income. Breakdown by origin (Millions of Euros)
	June 2024	June 2023
Bills receivables	10	13
Demand accounts	150	165
Credit and debit cards and POS	3,273	1,968
Checks	86	89
Transfers and other payment orders	455	422
Insurance product commissions	224	180
Loan commitments given	169	139
Other commitments and financial guarantees given	258	225
Asset management	793	670
Securities fees	184	148
Custody securities	105	100
Other fees and commissions	441	379
Total	6,149	4,498

Fees and commission expense [Table Text Block]
The breakdown of the balance under these headings in the condensed consolidated income statements is as follows:

Fee and commission expense. Breakdown by origin (Millions of Euros)
	June 2024	June 2023
Demand accounts	3	2
Credit and debit cards	1,630	1,022
Transfers and other payment orders	80	75
Commissions for selling insurance	27	24
Custody securities	42	42
Other fees and commissions	524	425
Total	2,307	1,590